Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Non Controlling Interest [Abstract]
Summary of Company's Subsidiaries

The consolidated financial statements include the accounts of Liminal BioSciences Inc., and those of its subsidiaries. The Company’s subsidiaries at December 31, 2020, 2019 and 2018 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2020	2019	2018
Fairhaven Pharmaceuticals Inc.	Small molecule therapeutics	Quebec, Canada	100%	nil	nil
Liminal R&D BioSciences Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Liminal BioSciences Holdings Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Liminal BioSciences Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Pharma SMT B.V	Small molecule therapeutics	Amsterdam, Netherlands	100%	100%	N/A
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%
Prometic Plasma Resources Inc.	Plasma-derived therapeutics	Winnipeg, Canada	100%	100%	100%
Telesta Therapeutics Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%
Prometic Biotherapeutics Inc.	Plasma-derived therapeutics	Delaware, U.S.	100%	100%	100%
Prometic Plasma Resources USA Inc.	Plasma-derived therapeutics	Delaware, U.S.	100%	100%	100%
Prometic Biotherapeutics Ltd	Plasma-derived therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Biotherapeutics B.V.	Plasma-derived therapeutics	Amsterdam, Netherlands	100%	100%	N/A
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%	77%	77%
Prometic Bioseparations Ltd	Discontinued operations	Isle of Man, British Isles	nil	nil	100%
Prometic Manufacturing Inc.	Discontinued operations	Quebec, Canada	nil	nil	100%

The Company held less than 100% interest in the following three entities during the last three fiscal years. The interest in these subsidiaries at December 31, 2020, 2019 and 2018 was as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
Prometic Bioproduction Inc. 1)	Plasma-derived therapeutics	Quebec, Canada	100%
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%
NantPro Biosciences, LLC 2)	Plasma-derived therapeutics	Delaware, U.S.	73%

Summary of Financial Information for Entities Non-controlling Interest

Summarized statements of financial position for PRDT

	December 31,	December 31,
	2020	2019
Receivables (current)	$233	$9
Capital and intangible assets (long-term)	113	156
Trade and other payables (current)	(877)	(748)
Intercompany loan	(16,846)	(15,956)
Total equity (negative equity)	$(17,377)	$(16,539)
Attributable to non-controlling interests	$(8,087)	$(7,255)

Summarized statement of operations of PRDT

Year ended December 31	2020	2019	2018
Royalty revenues	$572	$585	$839
Royalty expenses	(128)	(132)	(190)
Research and development expenses	(196)	(215)	(179)
Administration and other expenses	(1,506)	(896)	(1,001)
Impairment loss	—	(129)	—
Net loss and comprehensive loss	$(1,258)	$(787)	$(531)
Attributable to non-controlling interests	$(832)	$(713)	$(641)

Summarized statement of operations of NantPro:

Year ended December 31	2019	2018
Research and development expenses	$(1,213)	$(10,556)
Administration and other expenses	(13)	(131)
Impairment loss	—	(141,025)
Net loss and comprehensive loss	$(1,226)	$(151,712)
Attributable to non-controlling interests	$(331)	$(40,962)

Summary of Losses Allocated to NCI in Consolidated Statements of Operations, Per Subsidiary

For all years presented, the losses from continuing operations allocated to the NCI in the consolidated statements of operations, per subsidiary are as follows:

	2020	2019	2018
Consolidated statements of operations:
Prometic Bioproduction Inc.	$—	$—	$(927)
Pathogen Removal and Diagnostic Technologies Inc.	(832)	(713)	(641)
NantPro Biosciences, LLC	—	(331)	(40,962)
Total non-controlling interests	$(832)	$(1,044)	$(42,530)